General and Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative expenses
Schedule of general and administrative expenses

For the year ended December 31,	2023	2022	2021
Employee costs	5,816,591	3,998,981	3,896,025
Directors’ fees and expenses	906,598	850,942	875,506
Professional fees	2,032,332	287,355	262,332
Other expenses	1,177,852	159,245	61,077
Total	9,933,373	5,296,523	5,094,940